UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman TargetHorizon ETF Portfolios, Inc.
Schedule of Investments (unaudited)
June 30, 2006

Seligman TargETFund Core
	Shares or Principal Amount		Value
Exchange-Traded Funds 97.1%
Domestic Equity Funds 43.5%
iShares Dow Jones Select Dividend Index Fund	48,581	shs.	$3,063,518
iShares Russell Midcap Index Fund	16,764		1,538,097
SPDR Trust Series 1	72,400		9,215,071
			13,816,686
Fixed-Income Funds 33.9%
iShares GS$ InvesTop Corporate Bond Fund	29,872		3,090,856
iShares Lehman Aggregate Bond Fund	47,013		4,580,947
iShares Lehman US Treasury Inflation Protected Securities Fund	30,979		3,084,579
			10,756,382
Global Equity Fund 10.0%
iShares MSCI EAFE Index Fund	48,423		3,166,380
REIT Fund 9.7%
iShares Dow Jones U.S. Real Estate Index Fund	43,332		3,087,405
Total Exchange-Traded Funds			30,826,853

Repurchase Agreement 3.1%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $991,343, collateralized by: $1,005,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $1,022,588	$991,000		991,000

Total Investments 100.2%			31,817,853
Other Assets Less Liabilities (0.2)%			(50,995)
Net Assets 100.0%			$31,766,858

Seligman TargETFund 2015
	Shares		Value
Exchange-Traded Funds 99.9%
Domestic Equity Funds 59.0%
iShares Dow Jones Select Dividend Index Fund	1,400		$88,284
iShares Russell 2000 Index Fund	36,742		2,641,750
iShares Russell Midcap Index Fund	47,749		4,380,971
SPDR Trust Series 1	29,375		3,738,850
			10,849,855
Global Equity Funds 19.8%
iShares MSCI EAFE Index Fund	42,016		2,747,426
iShares MSCI Emerging Markets Index Fund	9,618		903,130
			3,650,556
Fixed-Income Funds 11.1%
iShares GS$ InvesTop Corporate Bond Fund	17,624		1,823,555
iShares Lehman Aggregate Bond Fund	1,350		131,544
iShares Lehman US Treasury Inflation Protected Securities Fund	900		89,613
			2,044,712
REIT Fund 10.0%
iShares Dow Jones U.S. Real Estate Index Fund	25,772		1,836,255
Total Exchange-Traded Funds			18,381,378

Total Investments 99.9%			18,381,378
Other Assets Less Liabilities 0.1%			11,100
Net Assets 100.0%			$18,392,478

Seligman TargETFund 2025
	Shares or Principal Amount		Value
Exchange-Traded Funds 102.9%
Domestic Equity Funds 70.9%
iShares Russell 2000 Index Fund	56,721	shs.	$4,078,239
iShares Russell Midcap Index Fund	44,501		4,082,967
SPDR Trust Series 1	25,650		3,264,732
			11,425,938
Global Equity Funds 31.0%
iShares MSCI EAFE Index Fund	50,628		3,310,565
iShares MSCI Emerging Markets Index Fund	17,834		1,674,613
			4,985,178
Fixed-Income Fund 0.5%
iShares GS$ InvesTop Corporate Bond Fund	800		82,776
REIT Fund 0.5%
iShares Dow Jones U.S. Real Estate Index Fund	1,150		81,938
Total Exchange-Traded Funds			16,575,830

Repurchase Agreement 0.2%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $32,011, collateralized by: $35,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $35,613	$32,000		32,000

Total Investments 103.1%			16,607,830
Other Assets Less Liabilities (3.1)%			(503,968)
Net Assets 100.0%			$16,103,862

Notes to Schedules of Investments (unaudited)
June 30, 2006

Organization— Seligman TargetHorizon ETF Portfolios, Inc. (the “Fund”) is a diversified open-end management investment company, or mutual fund, which consists of three separate and distinct funds: Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. The Fund was incorporated under the laws of the state of Maryland on July 6, 2005. The Fund commenced operations on October 3, 2005.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information— At June 30, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
TargETFund Core Fund	$ 31,666,736	$ 498,774	$ 347,657	$ 151,117
TargETFund 2015 Fund	18,188,049	287,563	94,234	193,329
TargETFund 2025 Fund	16,482,616	174,012	48,798	125,214

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 24, 2006

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.